S000000286 [Member] Annual Fund Operating Expenses - Nuveen All-American Municipal Bond Fund	Mar. 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.12%	[1]
Component2 Other Expenses	0.06%
Expenses (as a percentage of Assets)	0.78%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%	[1]
Component2 Other Expenses	0.06%
Expenses (as a percentage of Assets)	0.58%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.12%	[1]
Component2 Other Expenses	0.06%
Expenses (as a percentage of Assets)	1.58%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%	[1]
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	0.55%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.